Income Taxes - Summary of Prior Period Withholding Tax Obligations (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Canadian federal and provincial income tax rate	26.50%	26.50%